Provision for Environmental Rehabilitation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 758	$ 653
Environmental Exit Cost [Line Items]
Estimated liability	2,984	2,542
Environmental and reclamation bonds	184	131
Corporate Joint Venture [Member]
Environmental Exit Cost [Line Items]
Estimated liability	$ 61	$ 57